Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:  Barclays Wealth Trustees (Hong Kong) Ltd
   Address: 10 Marina Boulevard, Marina Bay Financial Centre Tower 2, Singapore, 18983


  Form 13F File Number: 028-15043


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Michelle Le Herissier
                        Title: Head of Trust Administration
                        Phone: 0065653083753


Signature, Place, and Date of Signing:

Michelle Le Herissier, Singapore ,  May 15 , 2013


Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC